Summary of significant differences between accounting principles followed by the Company and U.S. Generally Accepted Accounting Principles	12 Months Ended
Dec. 31, 2018
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Summary of significant differences between accounting principles followed by the Company and U.S. Generally Accepted Accounting Principles [Line Items]
Disclosure of comparative information prepared under previous GAAP [text block]
24.	Summary of significant differences between accounting principles followed by the Company and U.S. Generally Accepted Accounting Principles

The Company's financial statements have been prepared in accordance with International Financial Reporting Standards which differs in certain respects from U.S. GAAP. The effects of these differences are reflected in note 25 and are principally related to the items discussed in the following paragraphs:

(a)	Impairment -
Under IFRS, the Company estimates the recoverable amount of an asset whenever there is an indication that the asset may be impaired. The recoverable amount is the higher of the fair value less costs of disposal and its value in use. Value in use is the present value of the future cash flows expected to be derived from an asset or cash-generating unit.

In 2018 and 2017, the Company did not recognize any impairment loss. In 2016, the Company recognized an impairment loss related to Yanacocha of US$889 million, see note 10(b).

Under US GAAP, the Company used undiscounted cash flows to perform an impairment evaluation. In 2018 and 2017, no impairment indicators were identified for Yanacocha and Conga cash-generating units. In 2016, the Company recognized an impairment loss related to Yanacocha of US$973 million.

For reconciling the net income/loss and net equity from US GAAP to IFRS, the Company eliminates the higher depreciation recorded under US GAAP corresponding to the impaired assets under IFRS.

(b)	Deferred workers’ profit participation -
Under IFRS, the workers’ profit participation is recorded as an employee benefit that is recorded as cost of production or administrative expense, depending of the function of the workers.

Under US GAAP, the workers’ profit sharing is treated in a similar way as income tax since both are calculated based on the Company’s taxable income. Therefore, the Company calculates a deferred workers’ profit participation resulting from the taxable and deductible temporary differences.

For reconciling the net income/loss and net equity from US GAAP to IFRS, the Company eliminates the deferred workers’ profit participation and its corresponding valuation allowance recorded in the current year.

(c)	Stripping activity asset -
Under IFRS, the stripping costs in the production phase of a surface mine are accounted for according to the accounting principles disclosed in note 2.

Under U.S. GAAP, the costs of clearing removal (stripping cost of production) incurred during the production stage are recorded as part of the production cost of inventories.

(d)	Reclamation and mine closure –
Under IFRS, the liability was measured in accordance with IAS 37 and IFRIC 1. Upward and downward revisions in the amount of undiscounted estimated cash flows are discounted using the current market-based discount rate (this includes changes in the time value of money and the risks specific to the liability), see note 2.4 (j).

Under IFRS, the Company has to update the discount rate at the closing date, this change in the discount rate has an impact (increase/decrease) in the asset retirement cost and reclamation liability.

Under US GAAP, upward revisions in the amount of undiscounted estimated cash flows are discounted using the current credit-adjusted risk-free rate. Downward revisions in the amount of undiscounted estimated cash flows are discounted using the credit-adjusted risk-free rate that existed when the original liability was recognized.

Under US GAAP, there are no requirements of update the discount rate.

(e)	Inventories -
Under IFRS, the cost of inventory mainly includes less depreciation as a result of the reduced base of property, plant and equipment due to the impairment recorded in prior years.

Under US GAAP, the cost of inventory is affected by a different depreciation since the impairment recognized under US GAAP is different than the one recognized under IFRS.

(f)	Deferred income tax –
The differences between US GAAP and IFRS are re-measurements that lead to different temporary differences. According to the accounting policies in Note 2.4 (l), the Company has to account for such differences.

(g)	Contingencies -
Under IFRS, a provision is recognized when:
•	An entity has a present obligation (legal or constructive) as a result of a past event.
•	It is probable that an outflow of resources will be required to settle the obligation.
•	A reliable estimate of the obligation can be made.
For the purposes of IAS 37, “probable” is defined as more likely than not and refers to a probability of greater than 50%.

Under US GAAP, a loss contingency is recognized if both of the following conditions are met: It is probable (likely to occur) that an asset had been impaired or a liability has been incurred. The amount of loss can be reasonably estimated. The meaning of “probable” under ASC 450 is “the future event or events are likely to occur” (generally interpreted as between 70%-80%).

(h)	Debt instruments -
Under IFRS, the shares held by Sumitomo (see note 13) meet the definition of a compound instrument according to IAS 32. As a result, it is classified as a liability (with a portion recorded to equity) until the option expires, in which case it will be required to be classified it as equity. There is no gain or loss on conversion at maturity. In the case the option is executed, both the liability and the equity would be reversed with a credit to cash.

Under USGAAP, the shares hold by Sumitomo are classified as temporary equity – contingently redeemable non-controlling interest (“CRNCI”) according ASC 480-10-S99-3A; as a long as the option is not expired or it is exercised The CRNCI is recorded at fair value of inception which was determined to be equal to the purchase price.

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Summary of significant differences between accounting principles followed by the Company and U.S. Generally Accepted Accounting Principles [Line Items]
Disclosure of comparative information prepared under previous GAAP [text block]
24.	Summary of significant differences between accounting principles followed by the Company and U.S. generally accepted accounting principles

The Company’s financial statements have been prepared in accordance with International Financial Reporting Standards which differs in certain respects from U.S. GAAP. The effects of these differences are reflected in note 25 and are principally related to the items discussed in the following paragraphs:

(a)	Stripping Cost – IFRIC 20

Under IFRS, the stripping cost of production that is necessary to produce the inventory is recorded as cost of production, while the one that allows access to additional amounts of reserves to be exploited in future periods are capitalized and amortized based on proved and probable reserves of each ore body (component) identified in the open pit.

Under U.S. GAAP, the costs of clearing removal (stripping cost of production) incurred during the production stage are recorded as part of the production cost of inventories.

(b)	Inventories

Under IFRS, the cost inventory includes: the amortization of production-stripping costs and the inventories are determined using the weighted average method.

Under U.S. GAAP, the cost inventory excludes the amortization of production-stripping cost and the inventories are determined using the LIFO method.

(c)	Deferred workers’ profit sharing

Under IFRS, the workers’ profit sharing is calculated based on the Company’s taxable income and is recorded as an employee benefit (cost of production or administrative expense, depending on the function of the workers).

Under US GAAP, the workers’ profit sharing is treated in a similar way as income tax since both are calculated based on the Company’s taxable income. Therefore, the Company calculates a deferred workers’ profit sharing resulting from the taxable and deductible temporary differences.

(d)	Deferred income tax –

The differences between US GAAP and IFRS are re-measurements that lead to different temporary differences. According to the accounting policies in Note 2 (l), the Company has to account for such differences.